Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Provision for Income Taxes From Operations

The components of the Company’s consolidated provision for income taxes from operations are as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Current provision for income taxes:
Federal	$—	$—
State	—	—
Total Current provision for income taxes	$—	$—
Deferred income tax benefit:
Federal	$515,428	$(515,428)
State	93,072	(93,072)
Total Deferred income tax benefit	$608,500	$(608,500)
Total provision for income taxes	$608,500	$(608,500)

Schedule of Reconciliation of the U.S. Federal Statutory Rate to Effect Income Tax Rate

A reconciliation of the U.S. federal statutory rate to the Company’s effect income tax rate is as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Tax statutory rate	21.0%	21.0%
Income tax benefit at the federal statutory rate	$(2,766,516)	$(125,655)
Change in entity tax status*	—	(1,088,171)
Change in tax rates	(21,329)	—
Nondeductible expenses	1,232,605	628,016
Return-to-provision adjustment	16,729	—
State taxes, net of federal benefit	(340,455)	—
Change in valuation allowance	2,487,466	—
Other	—	(22,690)
Income tax benefit	$608,500	$(608,500)
Effective income tax rate	(4.6)%	101.7%
*	See NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

Schedule of Significant Components of Net Deferred Tax Assets (Liabilities)	Significant components of net deferred tax assets (liabilities) at December 31, 2024 and 2023 are as follows:
	December 31, 2024	December 31, 2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets	$691,341	$466,890
Stock based compensation	311,178	—
Net operating loss carryforwards	1,494,132	154,976
Total deferred tax assets	$2,496,651	$621,866
Deferred tax liabilities:
Prepaid expenses	$(4,564)	$(6,178)
Other PPE depreciation	(4,621)	(7,188)
Total deferred tax liabilities	$(9,185)	$(13,366)
Net Deferred tax assets (liabilities)	$2,487,466	$608,500
Valuation allowance	(2,487,466)	—
Net	$—	$608,500